Revenue by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Geographical Information [Line Items]
Total revenues	$ 1,394,105	$ 1,342,695	$ 1,246,986
Americas Principally U S
Schedule Of Geographical Information [Line Items]
Total revenues	647,533	603,605	553,843
Europe
Schedule Of Geographical Information [Line Items]
Total revenues	514,858	501,547	488,632
Asia Middle East And Africa
Schedule Of Geographical Information [Line Items]
Total revenues	$ 231,714	$ 237,543	$ 204,511